Deferred Revenue - Additional Information (Detail) - Mar. 03, 2017 - Osisko Gold Royalties Ltd [member] $ / shares in Units, $ in Thousands, shares in Millions, $ in Millions	USD ($) oz shares	CAD ($) oz $ / shares
Disclosure of deferred income [line Items]
Upfront cash deposit received | $	$ 33
Quantity of silver deliverable | oz		5,900,000
Percentage of production to be delivered after threshold	35.00%
Cash received per ounce of silver deliveries | oz	2.75
Successive renewal term of sale agreement	10 years
Share purchase warrants issued | shares	3
Warrants exercise price | $ / shares		$ 2.74
Estimated fair value of warrants | $		$ 1,876
Fair value assumption, expected life	3 years
Fair value assumption, expected volatility	61.00%
Fair value assumption, expected dividend yield	0.00%
Fair value assumption, risk-free interest rate	0.90%
Gibraltar Mines Ltd [member]
Disclosure of deferred income [line Items]
Ownership interest in joint venture	75.00%
Bottom of range [member]
Disclosure of deferred income [line Items]
Sale agreement term	50 years